Other current and non-current assets - Additional Information (Detail) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Other Current And Non-Current Asset [Abstract]
Prepaid maintenance expenses	€ 1.5	€ 1.0
Prepaid expense for supply of clinical materials	1.1	2.7
Upfront payment for commercial supply		0.9
Prepaid expenses for clinical research organizations insurance and other services	3.6	5.8
Prepaid expenses of licenses and software	4.4	3.4
Capitalized capital gains tax and tax research allowance included in other assets	€ 15.6	€ 13.0